TRANSACTIONS WITH RELATED PARTIES AND OTHER LOAN (Schedule of Transactions with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TRANSACTIONS WITH RELATED PARTIES AND OTHER LOAN [Abstract]
Cost of revenues	$ 7,638	$ 9,073	$ 8,792
Research and development	180	123	211
Selling and marketing	691	373	632
General and administrative	1,828	2,538	1,649
Finance expenses, net	$ 597	$ 685	$ 671